Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of reportable segments and corporate
	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	164,676	797,231
Intangible assets	-	207,301	-	22,783	230,084
Goodwill	-	46,460	-	-	46,460
Inventory	30,125	374,845	-	-	404,970
All other assets	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	1,368,919	1,683,694
Deferred revenue	275,017	-	24,392	-	299,409
All other Liabilities	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,217	$1,819,458	$534,323	$14,555,040	$17,322,948

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

Schedule of financial information related to our reportable segments and corporate
	For the year December 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,616,278	$1,456,593	$1,723,603	$-	$4,796,474
Cost of revenue	2,000,970	2,807,285	1,300,951	-	6,109,206
Gross margin (loss)	(384,692)	(1,350,692)	422,652	-	(1,312,732)

Compensation	1,794,003	826,185	931,158	1,127,044	4,678,390
Research and development	606,211	-	345,203	-	951,414
Marketing	2,722,579	1,675,083	302,509	-	4,700,171
Stock based compensation	864,507	781,928	887,627	1,649,782	4,183,844
General and administrative not including depreciation, amortization, or Impairment	246,540	592,210	509,757	7,675,921	9,024,428
Depreciation and amortization	-	143,360	132,683	316,096	592,139
Impairment of intangibles	213,141	365,732	-	3,009,121	3,587,994

Total operating expenses	$4,439,837	$3,558,313	$2,177,779	$12,650,920	$27,718,380

Interest expense	(33,938)	298	-	(787,411)	(821,051)
All other expenses	-	-	-	(5,824,152)	(5,824,152)
Other expenses, net	(33,938)	298	-	(6,611,563)	(6,645,203)

Loss before income tax provision	$(4,858,467)	$(4,908,707)	$(1,755,127)	$(19,262,483)	$(35,676,315)

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)